Schedule of Prepaid Expenses and Other Current Assets (Details) - JPY (¥) ¥ in Thousands	Mar. 31, 2025	Mar. 31, 2024
Prepaid Expenses And Other Current Assets
Advance payment		¥ 9,561
Prepaid expenses	6,850	28,461
Deposit	2,450	1,850
Consumption taxes paid	3,725	26,459
Others	16	10,207
Total Prepaid expenses and other current assets	¥ 13,041	¥ 76,538